Customer Advances and Deferred Income	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Customer Advances and Deferred Income
23. CUSTOMER ADVANCES AND DEFERRED INCOME

	December 31, 2020	December 31, 2019
Customer advances	3,763	972
Unredeemed gift certificates	864	374
Upfront fees under ADS program	408	—
Loyalty points program	148	15
Ozon Premium	48	41

Total	5,231	1,402

Current	4,825	1,402
Non-current	406	—